SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Global Equity Fund

Effective January 1, 2016, the following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of the fund's prospectus.

Brendan O'Neill, CFA, Director. Portfolio Manager of the fund. Began managing the fund in 2016.

Mark Schumann, CFA, Director. Portfolio Manager of the fund. Began managing the fund in 2016.

Sebastian P. Werner, PhD, Vice President. Portfolio Manager of the fund. Began managing the fund in 2013.

Effective January 1, 2016, the following information replaces the existing disclosure contained under the “MANAGEMENT” sub-heading of the “FUND DETAILS” section of the fund's prospectus.

Brendan O'Neill, CFA, Director. Portfolio Manager of the fund. Began managing the fund in 2016.

■	Joined Deutsche Asset & Wealth Management in 2000.
■	Equity Research Analyst from 2001-2009.
■	Portfolio Manager for US Large Cap Equities: New York.
■	BA, Queens College, CUNY; MS, Zicklin School of Business, Baruch College.

Mark Schumann, CFA, Director. Portfolio Manager of the fund. Began managing the fund in 2016.

■	Joined Deutsche Asset & Wealth Management in 2003.
■	Portfolio Manager - European Equities: New York.
■	Master’s Degree in Finance, University of St. Gallen (HSG), Switzerland.

Sebastian P. Werner, PhD, Vice President. Portfolio Manager of the fund. Began managing the fund in 2013.

■	Joined Deutsche Asset & Wealth Management in 2008; previously, he served as a Research Assistant for the Endowed Chair of Asset Management at the European Business School, Oestrich-Winkel while earning his PhD.
■	Portfolio Manager for Global and US Growth Equities.
■	MBA in International Management from the Thunderbird School of Global Management; Masters Degree (“Diplom-Kaufmann”) and PhD in Finance (“Dr.rer.pol.”) from the European Business School, Oestrich-Winkel.

Please Retain This Supplement for Future Reference

November 17, 2015
PROSTKR-534